Deposits (Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Abstract]
2013	$ 146,014
2014	31,681
2015	12,302
2016	3,735
2017	3,818
Thereafter	0
Total	$ 197,550